SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 242,833	$ 240,381	$ 123,304
Less: Accumulated depreciation	(132,814)	(99,987)	(75,489)
Property and equipment, net	110,019	140,394	47,815
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	116,447	113,995	69,158
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 126,386	$ 126,386	$ 54,146